Shareholders' (Deficit) Equity - Additional Information (Detail) - $ / shares		6 Months Ended	12 Months Ended
	May 06, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Class of warrant or right, outstanding		7,368,750	7,368,750
Class of warrant or right, exercise price of warrants or rights		$ 11.5
Warrant exercisable period after initial business combination		30 days	30 days
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding		7,187,500	7,187,500
Class of warrant or right, exercise price of warrants or rights		$ 11.5	$ 11.5
Warrant exercisable period after initial business combination		30 days	30 days
Maximum period after business combination in which to file registration statement		15 days	15 days
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00 [Member]
Class of Stock [Line Items]
Warrant exercisable period after initial business combination		30 days	30 days
Class of warrant or right, redemption price of warrants or rights		$ 0.01	$ 0.01
Class of warrant or right, minimum threshold written notice period for redemption of warrants		30 days	30 days
Class of warrant or right, redemption of warrants or rights threshold trading days		20 days	20 days
Class of warrant or right, redemption of warrants or rights threshold consecutive trading days		30 days	30 days
Private Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding		181,250	181,250
Founder Shares [Member]
Class of Stock [Line Items]
Common stock, shares issued		7,187,500	7,187,500	7,187,500
Common stock, shares outstanding		7,187,500	7,187,500	7,187,500
Number of shares not subject to forfeiture	937,500
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000	500,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		725,000	725,000	0
Common stock, shares outstanding		725,000	725,000	0
Temporary equity, shares outstanding		28,750,000	28,750,000	28,750,000
Common Class A [Member] | Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00 [Member]
Class of Stock [Line Items]
Warrant redemption condition minimum share price		$ 18	$ 18
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000	50,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		7,187,500	7,187,500	7,187,500
Common stock, shares outstanding		7,187,500	7,187,500	7,187,500